Label	Element	Value
AB High Income Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB High Income Municipal Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available consistent with what the Adviser considers to be an appropriate level of risk.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Portfolios—Sales Charge Reduction Programs for Class A Shares on page 64 of this Prospectus, in Appendix B—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 152 of the Portfolio’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waiver and/or expense limitation remains in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio pursues its objective by investing principally in high-yielding municipal securities that may be non-investment grade or investment grade. As a matter of fundamental policy, the Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax (“AMT”) for certain taxpayers.
The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio’s other holdings.
The Portfolio may invest without limit in lower-rated securities (“junk bonds”), which may include securities having the lowest rating, and in unrated securities that, in the Adviser’s judgment, would be lower-rated securities if rated. The Portfolio may invest in fixed-income securities with any maturity or duration. The Portfolio will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Portfolio may experience greater volatility and a higher risk of loss of principal than other municipal funds.
The Portfolio may also invest in:
•	forward commitments;
•	zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities;
•	certain types of mortgage-related securities; and
•	derivatives, such as options, futures contracts, forwards and swaps.
The Portfolio may make short sales of securities or maintain a short position, and may use other investment techniques. The Portfolio may use leverage for investment purposes to increase income through the use of tender option bonds (“TOBs”) and derivative instruments, such as interest rate swaps.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
•	how the Portfolio’s performance changed from year to year over ten years; and
•	how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Portfolio’s website at www.abfunds.com (click on “Investments—Mutual Funds”).
The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Portfolio’s performance changed from year to year over ten years; and how the Portfolio’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through June 30, 2023, the year-to-date unannualized return for Class A shares was 2.57%.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio’s: Best Quarter was up 6.45%, 1st quarter, 2014; and Worst Quarter was down -7.60%, 1st quarter, 2022.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax Returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax Returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;
AB High Income Municipal Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all investments, you may lose money by investing in the Portfolio.
AB High Income Municipal Portfolio | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Market Risk: The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

AB High Income Municipal Portfolio | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

AB High Income Municipal Portfolio | Duration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

AB High Income Municipal Portfolio | Below Investment Grade Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

AB High Income Municipal Portfolio | Municipal Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolio invests more of its assets in a particular state’s municipal securities, the Portfolio may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.
The municipal securities issued by Puerto Rico and its government agencies and municipalities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

AB High Income Municipal Portfolio | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

AB High Income Municipal Portfolio | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

AB High Income Municipal Portfolio | Leverage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Leverage Risk: To the extent the Portfolio uses leveraging techniques, such as TOBs, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio’s investments.

AB High Income Municipal Portfolio | Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Tax Risk: There is no guarantee that the income on the Portfolio’s municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolio by increasing taxes on that income. In such event, the Portfolio’s NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolio or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolio would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolio’s yield.

AB High Income Municipal Portfolio | Illiquid Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

AB High Income Municipal Portfolio | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

AB High Income Municipal Portfolio | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
•
Management Risk: The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

AB High Income Municipal Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses: Interest Expense	rr_Component2OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.03%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	1.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[3]
After 1 Year	rr_ExpenseExampleYear01	$ 413
After 3 Years	rr_ExpenseExampleYear03	653
After 5 Years	rr_ExpenseExampleYear05	913
After 10 Years	rr_ExpenseExampleYear10	$ 1,655
2013	rr_AnnualReturn2013	(7.95%)
2014	rr_AnnualReturn2014	17.20%
2015	rr_AnnualReturn2015	5.31%
2016	rr_AnnualReturn2016	(0.15%)
2017	rr_AnnualReturn2017	9.91%
2018	rr_AnnualReturn2018	0.84%
2019	rr_AnnualReturn2019	10.54%
2020	rr_AnnualReturn2020	4.92%
2021	rr_AnnualReturn2021	6.23%
2022	rr_AnnualReturn2022	(15.37%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.60%)
1 Year	rr_AverageAnnualReturnYear01	(17.90%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.39%	[4]
10 Years	rr_AverageAnnualReturnYear10	2.43%	[4]
AB High Income Municipal Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses: Interest Expense	rr_Component2OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.03%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	1.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[3]
After 1 Year	rr_ExpenseExampleYear01	$ 292	[6]
After 3 Years	rr_ExpenseExampleYear03	596
After 5 Years	rr_ExpenseExampleYear05	1,025
After 10 Years	rr_ExpenseExampleYear10	$ 2,026
1 Year	rr_AverageAnnualReturnYear01	(16.84%)
5 Years	rr_AverageAnnualReturnYear05	0.23%
10 Years	rr_AverageAnnualReturnYear10	1.98%
AB High Income Municipal Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses: Interest Expense	rr_Component2OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.03%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[3]
After 1 Year	rr_ExpenseExampleYear01	$ 91
After 3 Years	rr_ExpenseExampleYear03	286
After 5 Years	rr_ExpenseExampleYear05	497
After 10 Years	rr_ExpenseExampleYear10	$ 1,107
1 Year	rr_AverageAnnualReturnYear01	(15.17%)
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	3.01%
AB High Income Municipal Portfolio | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.03%
Other Expenses: Interest Expense	rr_Component2OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.03%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Portfolio Operating Expenses Including Interest Expense Before Waiver	rr_ExpensesOverAssets	0.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Portfolio Operating Expenses Including Interest Expense After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[3]
After 1 Year	rr_ExpenseExampleYear01	$ 91
After 3 Years	rr_ExpenseExampleYear03	286
After 5 Years	rr_ExpenseExampleYear05	497
After 10 Years	rr_ExpenseExampleYear10	$ 1,107
1 Year	rr_AverageAnnualReturnYear01	(15.15%)	[7]
5 Years	rr_AverageAnnualReturnYear05	1.27%	[7]
10 Years	rr_AverageAnnualReturnYear10	3.01%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2018	[7]
AB High Income Municipal Portfolio | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.98%)	[4]
5 Years	rr_AverageAnnualReturnYear05	0.30%	[4]
10 Years	rr_AverageAnnualReturnYear10	2.35%	[4]
AB High Income Municipal Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.36%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.12%	[4]
10 Years	rr_AverageAnnualReturnYear10	2.75%	[4]
AB High Income Municipal Portfolio | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.53%)
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	2.13%

[1]	“Other Expenses” includes acquired fund fees and expenses totaling less than .01%.
[2]
The Adviser has contractually agreed to waive its management fees and/or to bear certain expenses of the Portfolio to the extent necessary to prevent total Portfolio operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Portfolio may invest, interest expense, and extraordinary expenses), on an annualized basis, from exceeding .80%, 1.55%, .55% and .55% of average daily net assets, respectively, for Class A, Class C, Advisor Class and Class Z shares. In addition to that agreement, in connection with the Portfolio’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”) (except for the investment of any cash collateral from securities lending), the Adviser has contractually agreed to waive its management fee from the Portfolio and/or reimburse other expenses of the Portfolio in an amount equal to the Portfolio’s pro rata share of the Money Market Portfolio’s effective management fee. Each of the agreements will remain in effect until September 30, 2024 and may only be terminated or changed with the consent of the Portfolio’s Board of Directors. In addition, each of the agreements will be automatically extended for one-year terms thereafter unless the Adviser provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

[3]	If interest expense were excluded, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement would be as follows: Class A Class C Advisor Class Class Z .80% 1.55% .55% .55%
[4]	After-tax Returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[5]	For Class C shares, the contingent deferred sales charge, or CDSC, is 0% after the first year. Class C shares automatically convert to Class A shares after eight years.
[6]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
[7]
Inception date for Class Z shares: 9/28/2018. Performance information for periods prior to the inception of Class Z shares is the performance of the Portfolio’s Class A shares adjusted to reflect the expenses of Class Z shares.